Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Dec. 30, 2019
C000215611
Account Value [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Institutional
Account Value	$ 39,389	$ 42,843	$ 37,227	$ 37,385	$ 32,849	$ 25,575	$ 25,000
C000215610
Account Value [Line Items]
Line Graph and Table Measure Name	Standpoint Multi-Asset Fund - Investor
Account Value	$ 15,554	16,950	14,779	14,872	13,103	10,220	10,000
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Account Value	28,645	27,287	25,908	25,198	25,195	25,166	25,000
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Account Value	14,310	13,138	11,702	11,286	11,386	9,406	9,977
50% MSCI World / 50% ICE BAML 3-month T-Bill
Account Value [Line Items]
Account Value	35,775	32,844	29,255	28,216	28,466	23,516	24,941
ICE BofA US Treasury Bill Index (USD) TR
Account Value [Line Items]
Account Value	$ 11,458	$ 10,915	$ 10,363	$ 10,079	$ 10,078	$ 10,066	$ 10,000